Schedule of Investments
May 31, 2026 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 64.12% (5)

Accident & Health Insurance - 0.88%
Unum Group, 6.750%, 12/15/28	300,000	312,669

Aerospace & Defense - 1.40%
GE Capital Funding, LLC., 4.050%, 5/15/2027	500,000	497,457

Aerospace & Defense - 2.31%
American Airlines, 3.950%, 07/11/2030
Southwest Airlines Co., 3.450%, 11/16/2027	342,500	328,431
	500,000	491,863

		820,294

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 0.71%
Johnson Controls International, plc, 4.900%, 12/1/32	250,000	250,852

Asset Management - 0.71%
Ares Capital Corp., 5.875%, 3/1/29	250,000	252,549

Banks - 1.29%
Wachovia Corp., 7.500%. due 4/15/2035	400,000	458,633

Banks & Financial Institutions - 1.39%
Wachovia Corp., 7.500%. due 4/15/2035	500,000	494,550

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.73%
Kraft Heintz Foods Co., 6.375%, 7/15/28	250,000	258,814

Commercial Banks - 2.25%
Bank of Montreal MTN, 2.000%, 1/28/2027 (Canada)	250,000	245,446
National Bank of Canada, 5.600%, 12/18/28 (Canada)	250,000	256,818
Royal Bank of Canada, 5.000%, 07/21/2032 (Canada)	300,000	297,444

		799,708

Construction Machinery & Equip - 0.11%
Caterpillar, Inc., 3.050%, 5/15/27	40,000	39,589

Consumer Cyclical Services - 1.01%
Prime Healthcare Foundation, 7.000%, 12/01/2027	350,000	360,552

Consumer Products - 0.15%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	53,259

Crude Petroleum & Natural Gas - 1.71%
Concho Resources, Inc., 3.750%, 10/01/2027
EOG Resources, Inc., 6.650%, 4/1/28	300,000	296,281
	300,000	310,372

		606,653

Dental Equipment & Supplies - 0.39%
Dentsply Sirona, Inc., 3.250%, to 06/01/2030	150,000	138,782

Electric & Other Services Combined - 2.83%
Arizona Public Service, 5.500%, 9/1/2035	300,000	302,472
Empire District Electric Co., 6.700%, 11/15/33	325,000	346,327
Pacificorp, 5.800%, 4/15/2036	350,000	359,639

		1,008,438

Electric & Other Services Combined - 0.96%
Kentucky Power Co., 5.625%, 12/01/2032	400,000	403,704

Financial Services - 1.95%
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	200,000	199,382
Ford Motor Credit Co. LLC., 5.700%, 9/20/34	350,000	343,238
General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	150,000	150,017

		692,637

General Building Contractors - Residential Buildings - 0.28%
Lennar Corp., 4.750%, due 11/29/27	100,000	100,216

Hospital & Medical Service Plans - Residential Buildings - 0.67%
Centene Corp., 2.450%, 07/15/2028	250,000	236,992

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.21%
Masco Corp., 7.750%, 08/1/29	400,000	429,049

Investment Advice - 1.03%
Stanley Black & Decker, Inc., 2.300%, Due 3/15/2030	400,000	366,364

Malt Beverage - 1.54%
Anheuser-Busch Inbev Finance, Inc., 6.800%, 8/20/2032	500,000	549,162

Medical Services - 0.60%
American Medical College, 3.017%, 10/01/2035	250,000	214,390

Midstream - 0.91%
Southern Natural Gas, 7.350%, 2/15/2031	300,000	325,207

National Commercial Banks - 11.75%
Bank of America Corp., 4.050%, 2/23/2029	250,000	244,300
Bank of America Corp., 5.100%, 9/16/2036	250,000	244,464
Bank of America Corp., 5.200%, 12/05/2031	250,000	247,229
Bank of Montreal, 5.100%, 10/18/234	250,000	246,146
Citigroup, Inc., 4.600%, 3/30/2027	250,000	246,994
Goldman Sachs Group, Inc., 1.500%, 9/15/2027	500,000	480,401
JPMorgan Chase & Co. Series B, 4.425, 02/01/2027 (3-month US Libor + .50%) (4)	150,000	149,149
JPMorgan Chase & Co. Series CC, 6.504%, 8/01/2026 (4)	150,000	150,946
JPMorgan Chase & Co., 2.500%, 8/15/2027	300,000	291,762
Mellon Capital IV Series 1, 4.521%, to 6/20/25	200,000	169,903
Simmons First National Corp., 6.25%, 10/01/2035	350,000	350,575
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	100,000	99,282
Truist Financial Corp. Series Q Perpetual, 5.10%, 03/01/2030	75,000	74,734
TTCU Federal Credit Union, 5.000%, 07/26/27	150,000	151,651
US Bancorp, 3.70%, 01/15/2027	200,000	197,669
Wells Fargo & Company, 4.050%, 10/2/2029	400,000	390,448
Wells Fargo & Company, 5.200%, 8/16/2034	350,000	345,197
Wells Fargo & Company, 5.250%, 4/28/2030	100,000	100,292

		4,181,142

Natural Gas Transmission - 1.43%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	254,915
Targa Resources Corp., 5.500%, 3/1/30	250,000	253,052

		507,967

Other Sectors - 0.15%
Conservation Fund, 3.474%, 12/15/29	55,000	52,276

Paper Mills - 1.35%
Georgia-Pacific, LLC., 7.250%, 6/1/28	300,000	316,095
Georgia-Pacific, LLC., 7.750%, 11/15/29	150,000	165,697

		481,791

Personal Credit Institutions - 0.42%
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	148,741

Pipe Lines (No Natural Gas) - 1.13%
HF Sinclair Corp., 5.500%, 9/1/2032	400,000	403,739

Retail-Department Store - 0.10%
Dillards, Inc., 7.750%, due 7/15/26	35,000	35,135

Retail - Variety Stores - 0.85%
Ross Stores, Inc. 4.800%, 4/15/30	300,000	301,393

Retail-Drug Stores & Proprietary Stores - 0.85%
CVS Health Corp., 5.300%, 6/1/33	300,000	304,176

Retail-Lumber & Other Building Material Dealers - 1.46%
Lowe's Companies, Inc., 6.875%, 2/15/2028	500,000	521,143

Security Brokers, Dealers & Flotation Companies - 2.42%
Goldman Sachs Group, Inc. Series MTN, 4.800%, 2/11/2033	300,000	293,561
Jefferies Financial Group, Inc., 6.000%, 1/31/33	250,000	242,874
Morgan Stanley Series MTN, 3.872%, 5/29/2030	379,000	325,940

		862,375

Services - Computer Programming, Data Processing, Etc. - 1.02%
Factset Research Systems, Inc.,3.450%, 3/1/2032	400,000	362,529

Services-Equipment Rental & Leasing - 0.69%
Air Lease Corp., 3.625%, due 12/1/27	100,000	98,600
United Rentals, Inc., 3.875%, due 11/15/27	150,000	148,439

		247,039

Services-General Medical & Surgical Hospitals - 0.72%
HCA Healthcare, Inc., 7.050%, due 12/1/27	250,000	257,679

Services - Miscellaneous Amusement & Recreation - 0.94%
Walt Disney Co., 6.750%, 1/9/38	100,000	112,576
Walt Disney Co., 7.125%, 4/8/28	210,000	220,686

		333,263

Services-Prepackaged Software - 0.99%
Salesforce, Inc., 5.200%, 3/15/2033	350,000	351,963

State Commercial Banks - 6.41%
Citizens Financial Group, Inc., 2.638%, 9/30/2032	250,000	215,892
Deutsche Bank, 5.150%, 9/15/2034	250,000	244,971
First Citizens Bank, 6.125%, 03/09/28	350,000	358,069
Keycorp., 2.250%, 04/06/27	200,000	196,763
M&T Bank Corporation, 7.413%, 10/30/2029	250,000	265,448
Merchants Bancorp, 5.250, 10/01/2027	4,000	101,800
Renasant Corp., 5.500%, 9/1/31	400,000	397,746
State Street Corp., 7.350%, 06/15/26	500,000	500,577
SVB Financial Group Series C, 0.000%, 11/07/29	6,000	1

		2,281,268

Telephone Communications - 2.71%
AT&T Inc., 6.875%, 10/15/2031	200,000	214,796
AT&T Inc., 7,125%, 12/15/31	400,000	437,183
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	50,277
Verizon Communications, Inc., 6.800%, 5/1/29	250,000	262,460

		964,717

Trucking & Courier Services (No Air) - 1.08%
United Parcel Service, Inc., 7.620%, 4/1/30	350,000	385,819

Wholesale-Groceries & Related Products - 0.44%
Sysco Corp., 6.500%, 8/1/28	152,000	157,921

Total Corporate Bonds	(Cost $ 23,295,632)	22,812,596

Exchange-Traded Funds - 2.25% (3)

iShares 10+ Year Investment Grade Corporate Bond ETF	10,000	501,300
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,000	266,600
iShares US Preferred Stock ETF	1,000	31,560

Total Exchange-Traded Funds	(Cost $ 809,693)	799,460

Real Estate Investment Trusts - 1.08% (3)

Boston Properties LP., 4.500%, 12/1/28	250,000	249,238
Ready Capital Corp., 9.000%, 12/15/29	6,000	136,620

Total Real Estate Investment Trusts	(Cost $ 394,775)	385,858

Municipal Bonds - 14.06% (5)

Alabama - 0.45%
Jacksonville Public Educational Building Authority Taxable, 6.100%, 8/10/30	150,000	159,860

Connecticut - 0.33%
Town of Hamden, 4.930%, 8/15/35	120,000	119,116

Florida - 0.62%
Hillsborough County Aviation, 5.170%, 10/1/35	70,000	70,008
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/1/27	150,000	147,059

		217,066

Georgia - 0.14%
Georgia Local Government, 4.750%, due 6/1/28	50,000	50,988

Illinois - 1.98%
Illinois Build America Bond, 6.900%, due 3/1/35	125,000	136,501
Illinois State Taxable Pension AGM CR, 5.100%, 6/1/33	34,959	35,520
Saint Clair County IL School District #187, 5.169%, 1/1/31	70,000	71,187
Village of Rosemont, 6.600%, due 12/1/30	85,000	86,088
Village of Rosemont, 6.750%, due 12/1/35	150,000	156,856
State of Illinois, 5.100%, Due 6/01/2033	178,873	180,905
State of Illinois, 6.725%, 04/01/2035	34,615	36,558

		703,614

Indiana - 5.46%
City of South Bend IN Educational Center Project, 2.500%, 8/1/35	25,000	20,003
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	45,000	45,053
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	100,165
Gary Community School, 3.200%, due 7/15/29	50,000	48,965
Gary Community School, 3.500%, 1/15/33	25,000	23,720
Indiana State Financial Authority University Housing Revenue, 5.388%, 7/1/35	250,000	252,202
Indiana State Housing & Community Development Authority, 4.984%, 7/1/30	140,000	142,392
Indiana State Fin Auth Rev Senior Living, 2.920%, 11/15/2027	300,000	286,875
Indiana State Fin Auth Rev Senior Living, 3.300%, 11/15/2030	200,000	175,881
Town of Speedway IN Revenue Bond, 5.000%, 8/1/34	50,000	50,007
Town of Speedway IN Revenue Bond, 6.512%, 02/01/2035	350,000	376,017
Plainfield Redevelopment Commission, 2.000%, due 2/01/2029	300,000	280,120
Schererville Income Econ Dev Revenue, 2.579%, 1/15/2030	150,000	140,865

		1,942,263

Maryland - 0.69%
Maryland State Health & Higher Education Facilities, 2.269%, 1/1/27	250,000	246,896

Michigan - 0.50%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	176,199

Nebraska - 0.80%
City of Grand Island NE, 1.920%, 08/15/2028	300,000	285,311

New York - 0.23%
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	80,332	81,269

Ohio - 0.34%
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/1/28	125,000	121,160

Oregon - 0.43%
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	151,563

Pennsylvania - 0.85%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/1/28	200,000	189,558
Philadelphia PA Qualified School Construction Bond, 5.995%, 9/1/30	80,000	83,736
Susquehanna Area Regional Airport Authority, 9.875%, 1/1/34	25,000	29,772

		303,066

South Carolina - 0.16%
South Carolina State Jobs-Econ Dev Authority Hospital Revenue, 2.729%, 7/1/30	60,000	55,551

Texas - 0.40%
Austin, TX Independent Schiol District, 5.241%, 8/1/2035	25,000	25,142
North Texas Tollway Authority, 8.410%, due 2/1/30	30,000	31,991
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	85,000	85,186

		142,319

Wisconsin - 0.70%
City of Milwaukee, WI, 3.950%, 12/1/28	250,000	247,717

Total Municipal Bonds	(Cost $ 5,009,672)	5,003,958

U.S. Government Agencies & Obligations - 6.18%

US Treasury Bill, 3.875%, 08/15/33	750,000	730,020
US Treasury Bill, 3.625%, 9/30/30	1,000,000	980,039
US Treasury Bill, 3.875%, 9/30/32	500,000	489,531

Total US Government Treasury	(Cost $ 2,197,939)	2,199,590

Preferred Securities - 1.25%

Asset Management - 0.21%
B Riley Financial, Inc., 6.50%, due 9/30/26	3,000	75,000

National Commercial Banks - 1.04%
BAC Capital Trust XIII Series F, 4.960%, 3/15/43 (b) (4)	100,000	74,641
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (4)	150,000	148,013
PNC Capital Trust C, 3.090%, due 06/01/2028 (4)	150,000	148,154

		370,807

Total Preferred Securities	(Cost $ 471,750)	445,807

Structured Note - 2.01% (5)

Security Brokers, Dealers & Flotation Companies - 0.90%
Goldman Sachs Group, Inc. Series MTN, 2.964%, 12/13/28 (4)	100,000	89,892
Goldman Sachs Group, Inc., 2.013%, 11/13/28 (4)	120,000	108,972
Morgan Stanley Series MTN, 2.988%, due 8/30/28 (4)	25,000	22,240
Morgan Stanley, Series MTN, 2.336%, due 8/19/28 (4)	114,000	98,938

		320,042

National Commercial Banks - 1.10%
Citigroup, Inc., 1.393%, 3/12/34 (a) (4)	394,000	292,261
Key Corp., 4.663%, due 07/01/2028 (3-month US Libor + 0.74%) (4)	100,000	98,500

		390,761

Total Structured Note	(Cost $ 675,540)	710,803

Money Market Registered Investment Companies - 7.46%

Federated Treasury Obligation Fund - Institutional Shares - 3.45% (2)	2,655,757	2,655,757

Total Money Market Registered Investment Companies	(Cost $ 2,655,757)	2,655,757

Total Investments - 98.44%	(Cost $ 35,510,759)	35,013,829

Other Assets Less Liabilities - 1.59%		566,106

Total Net Assets - 100.00%		35,579,935

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,455,217	$-
Level 2 - Other Significant Observable Inputs	31,558,612	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$35,013,829	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.
(5) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are categorized as Level 2 of the fair value hierarchy.
(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.